SHAREHOLDERS’ EQUITY (Details Narrative) $ / shares in Units, $ in Thousands											1 Months Ended		12 Months Ended
	Dec. 11, 2023 USD ($) $ / shares shares	Oct. 20, 2022 $ / shares shares	Aug. 18, 2022 $ / shares shares	Dec. 30, 2021 $ / shares shares	Mar. 25, 2021 $ / shares shares	Jan. 22, 2021 USD ($) $ / shares shares	Jan. 18, 2021 $ / shares shares	Nov. 12, 2020 $ / shares shares	Aug. 19, 2020 $ / shares shares	Jul. 16, 2020 $ / shares shares	Jul. 27, 2023 $ / shares shares	Mar. 29, 2023 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2023 ₪ / shares	Jul. 27, 2023 ₪ / shares	May 31, 2023 $ / shares	May 31, 2023 ₪ / shares	Mar. 29, 2023 ₪ / shares	Dec. 31, 2022 ₪ / shares	Oct. 20, 2022 ₪ / shares	Aug. 18, 2022 ₪ / shares	May 23, 2022 ₪ / shares	Dec. 31, 2021 ₪ / shares	Dec. 30, 2021 ₪ / shares	Mar. 25, 2021 ₪ / shares	Jan. 18, 2021 ₪ / shares	Nov. 12, 2020 ₪ / shares	Jul. 16, 2020 ₪ / shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net proceeds after deducting closing costs and fees													$ 4,181			$ 13,508
Share based compensation expense													1,291		$ 1,601	$ 2,310
Unrecognized share based payment expenses													$ 939
Unrecognized share based payment expenses period													3 years
Employee One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of options purchased | shares															1,225,000	1,480,000
Option exercise price | (per share)															$ 0.72	$ 0.74						₪ 2.29
Option vesting period, description																The options vest equally over twelve quarters.
Employee One [Member] | Eye-Net Mobile Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of options purchased | shares															450
Option exercise price | $ / shares															$ 100
Employee Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expense													$ 89		$ 64
Number of options purchased | shares															75,000	1,875,000
Option exercise price | (per share)															$ 0.61	$ 0.91						1.95
Option vesting period, description															exercise price was thereafter reduced to NIS 0.5, all the options vest on the grant date	One third of the options vest after one year and the balance of the remaining options vest equally over eight quarters until fully vested.
Employee Two [Member] | Eye-Net Mobile Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expense													51		$ 96	$ 19
Number of options purchased | shares															900
Option exercise price | $ / shares															$ 200
Employees [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expense													320		$ 387	313
Employees [Member] | Eye-Net Mobile Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expense													$ 57		$ 115	$ 135
Number of options purchased | shares									8,700				150		1,350	4,850
Option exercise price | $ / shares									$ 100							$ 100
Option vesting period, description															The options vest over 36 months, one third of the options vest after one year and the balance of the remaining options vest over eight quarters until fully vested .	4,500 options vests over 36 months, one third of the options vest after one year and the balance of the remaining options vest over eight quarters until fully vested. 350 options vests over 11 quarters until fully vested.
Five Senior Officers [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expense													$ 140
Number of options purchased | shares			4,200,000
Option exercise price | (per share)			$ 0.31																					₪ 1
Option vesting period, description			The options vest over 12 quarters until fully vested, starting from January 1, 2023.
Board of Directors Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expense													108		$ 6
Number of options purchased | shares		400,000
Option exercise price | (per share)		$ 0.13																					₪ 0.5
Vice President [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of options purchased | shares		600,000
Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of options purchased | shares		4,000,000
Three Board of Directors, Chief Executive Officer and Vice President [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Option exercise price | (per share)		$ 0.28																					₪ 1
Option vesting period, description		The options vest over 12 quarters until fully vested.													thereafter reduced to NIS 1, and again reduced to NIS 0.5, with some of the options vesting equally over twelve quarters, and some of the options having a one-year cliff and the remainder vesting equally over eight quarters.
Employee Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of options purchased | shares															1,775,000
Option exercise price | (per share)															$ 0.28							₪ 1
Option vesting period, description															exercise price was thereafter reduced to NIS 0.5, with some of the options vesting equally over twelve quarters, and some of the options having a one-year cliff and the remainder vesting equally over eight quarters
Employee Three [Member] | Eye-Net Mobile Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expense													$ 28		$ 14
Option exercise price | $ / shares													$ 200
Options Granted 2023 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expense													$ 6
Number of options purchased | shares												375,000
Option exercise price | (per share)												$ 0.28									₪ 1
Employees One [Member] | Eye-Net Mobile Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Option vesting period, description													The options vest over 36 months, one third of the options vest after one year and the balance of the remaining options vest over eight quarters until fully vested.
Employee Four [Member] | Eye-Net Mobile Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expense													$ 4
2016 Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expense													$ 211
Option exercise price | (per share)																			$ 0.13	₪ 0.5
Percentage of capital on fully diluted basis													15.00%
2016 Equity Incentive Plan [Member] | Twenty Seven Employees [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expense													$ 30		39
Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expense													15		$ 116	$ 810
Options Granted 2023 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expense													8
Number of options purchased | shares											400,000
Option exercise price | (per share)											$ 0.13							₪ 0.5
Options Granted 2023 [Member] | Employees One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expense													$ 3
Number of options purchased | shares													1,500,000
Option exercise price | (per share)													$ 0.13				₪ 0.5
Option vesting period, description													1,225,000 of the options vesting equally over twelve quarters, and 275,000 of the options having a one-year cliff and the remainder vesting equally over eight quarters.
Minimum [Member] | Employee One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Option exercise price | ₪ / shares																										₪ 1.33
Minimum [Member] | Employee Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Option exercise price | ₪ / shares																										2.29
Minimum [Member] | 2016 Equity Incentive Plan [Member] | Twenty Seven Employees [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Option exercise price | ₪ / shares																									₪ 2.29
Maximum [Member] | Employee One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Option exercise price | ₪ / shares																										2.29
Maximum [Member] | Employee Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Option exercise price | ₪ / shares																										₪ 5.93
Maximum [Member] | 2016 Equity Incentive Plan [Member] | Twenty Seven Employees [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Option exercise price | ₪ / shares																									₪ 1
Shares Granted To Service Providers [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued to service provider | shares															320,000	220,000
Shares Granted To Service Providers [Member] | General and Administrative Expense [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expense															$ 68	$ 153
January 2021 Sales Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of ordinary shares | shares						6,891,720
Description of ratio						6,891,720 Ordinary Shares, under the former ADSs ratio of 1:5 which translates to 229,724 ADSs under the new ratio of 1:30
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of ordinary shares | shares	135,000,000												136,798,500	[1]		6,891,720
Common Stock [Member] | January 2021 Sales Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of ordinary shares | shares													1,798,500
Description of ratio													1,798,500 Ordinary Shares, under the new ADSs ratio of 1:30
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk-free interest													0.687%
Dividend yields													0.00%
Warrant [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected volatility													92.87%
Expected life of up to (years)													4 years 3 months
Warrant [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected volatility													93.41%
Expected life of up to (years)													4 years 4 months 13 days
American Depository Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gross proceeds from direct offering	$ 4,500
Issuance of ordinary shares | shares	4,500,000
Share price | $ / shares	$ 1.00
Net proceeds after deducting closing costs and fees	$ 4,046
Issuance of ordinary shares | shares						229,724
American Depository Shares [Member] | January 2021 Sales Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of ordinary shares | shares						1,378,344							59,950
Share price | $ / shares						$ 10.137
Sale of transaction for shares						$ 60,000
Gross proceeds from sales of stock						13,972
Net proceeds from sales issuance costs						$ 13,508
American Depository Shares [Member] | January 2021 Sales Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares													$ 2.775
Gross proceeds from sales of stock													$ 166
Net proceeds from sales issuance costs													137
Magnas Employees Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expense															8	$ 17
Number of options purchased | shares										950,000
Option vesting period, description							three years after each vesting date to seven years starting from the grant date.			The options vest over 12 quarters until fully vested on December 31, 2022.
Magnas Employees Options [Member] | Research and Development Expense [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expense															48	51
Magnas Employees Options One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Option exercise price | (per share)										$ 0.23																					₪ 0.787
Magnas Employees Options Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Option exercise price | (per share)										0.31																					1.06
Magnas Employees Options Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Option exercise price | (per share)										$ 0.38																					₪ 1.33
Grant Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expense															2	3
Number of options purchased | shares								100,000
Option exercise price | (per share)								$ 0.39																						₪ 1.33
Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expense													91		91	91
Number of options purchased | shares							400,000
Option exercise price | (per share)							$ 0.93																						₪ 2.9
Option vesting period, description							300,000 of the options vest equally over twelve quarters until fully vested on January 1, 2024, and for 100,000 options one third of the options vest on January 1, 2022, and the balance vest equally over eight quarters until fully vested on January 1, 2024.
Stock Option One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expense													22		22	$ 22
Number of options purchased | shares					100,000
Option exercise price | (per share)					$ 1.53																							₪ 4.75
Option vesting period, description					The options vest equally over twelve quarters until fully vested on January 1, 2024.
Stock Option Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expense													22		$ 26
Number of options purchased | shares				400,000
Option exercise price | (per share)				$ 0.74																							₪ 2.29
Option vesting period, description				200,000 of the options vest equally over twelve quarters until fully vested on January 1, 2025. For 100,000 options one third of the options vest on January 1, 2023, and the balance vest equally over eight quarters until fully vested on January 1, 2025. For the remaining 100,000 options, upon meeting predefined business targets, 50% vest on December 31, 2022, and 50% on December 2023
Stock Option Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expense													$ 16
Option exercise price | (per share)											$ 0.13							₪ 0.5

[1]	Issuance costs in the amount of $485 and $465 in 2023 and 2021 respectively.